Income tax expense - Summary of deferred tax assets and liabilities presented on a gross basis prior to any offsetting (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets and liabilities [abstract]
Deferred tax assets	₩ 1,300,568	₩ 1,620,246
Deferred tax liabilities	₩ 1,689,444	₩ 1,515,446